Shareholder Report, Line Graph (Details) 276250_Jensen Quality Growth Fund_Class J_TSR Annual {Class J} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class J
Account Value [Line Items]
Accumulated Value	$ 28,565	$ 26,392	$ 23,092	$ 22,575	$ 21,935	$ 16,375	$ 14,601	$ 13,325	$ 11,712	$ 10,000	$ 29,494
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 32,969	$ 29,042	$ 22,656	$ 22,013	$ 22,079	$ 15,735	$ 13,945	$ 13,436	$ 11,747	$ 10,000	$ 42,788